Employee benefit plans and compensation plans - Defined benefit plans - Plan Assets (Details)	Dec. 31, 2020	Dec. 31, 2019
International equities
Employee benefit plans and compensation plans
Percentage of plan assets	13.70%	13.00%
Swedish equities
Employee benefit plans and compensation plans
Percentage of plan assets	11.30%	8.90%
Swedish nominal bonds
Employee benefit plans and compensation plans
Percentage of plan assets	37.30%	40.70%
Real estate
Employee benefit plans and compensation plans
Percentage of plan assets	9.60%	10.20%
Private equity
Employee benefit plans and compensation plans
Percentage of plan assets	9.90%	9.40%
Other
Employee benefit plans and compensation plans
Percentage of plan assets	18.20%	17.80%